Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Narrative) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Aggregate emoluments	[1]	£ 9.0	£ 8.5
Directors [member] | Deferred share value plan [member]
Disclosure of transactions between related parties [line items]
Aggregate emoluments		£ 1.0	£ 1.0

[1]

The aggregate emoluments include amounts paid for the 2018 year. In addition, deferred share awards for 2018 with a total value at grant of £1.0 m ( 2017 : £1 .0 m) will be made to James E Staley and Tushar Morzaria which will only vest subject to meeting certain conditions.